Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Measurements [Abstract]
Schedule of Recurring Fair Value Measurements
The following table presents the Company's assets and liabilities measured at fair value on a recurring basis as of December 31, 2013 and December 31, 2012, aggregated by the level in the fair-value hierarchy within which those measurements fall:

		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	December 31,	Identical Assets	Observable Inputs	Inputs
Description	2013	(Level 1)	(Level 2)	(Level 3)
	U.S. Dollars

Assets
Foreign currency derivative contracts	7	-	7	-
Total Assets	7	-	7	-

Liabilities
Contingent consideration	2,030	-	-	2,030

Total Liabilities	2,030	-	-	2,030

		Quoted Prices in		Significant
		Active Markets	Significant Other	Unobservable
	December 31,	for Identical Assets	Observable Inputs	Inputs
Description	2012	(Level 1)	(Level 2)	(Level 3)
	U.S. Dollars

Assets
Foreign currency derivative contracts	74	-	74	-
Total Assets	74	-	74	-

Liabilities
Contingent consideration	5,303	-	-	5,303

Total Liabilities	5,303	-	-	5,303

Roll-Forward of The Fair Value of Level 3 Liabilities
The following tables present a roll-forward of the fair value of Level 3 (significant unobservable inputs) liabilities for the year ended December 31, 2013 and 2012:

Level 3 U.S. Dollars
Contingent consideration
December 31, 2012	5,303
Settlement of liabilities	(639)
Revaluation of fair value included in statement of operations	(2,634)

December 31, 2013	2,030

Level 3 U.S. Dollars
Contingent consideration
December 31, 2011	6,887
Settlement of liabilities	(547)
Revaluation of fair value included in statement of operations	(1,037)

December 31, 2012	5,303